ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative)	Jul. 11, 2025 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 308
Accumulated deficit	$ 308